7. MINERAL PROPERTY INTERESTS (Tables)	3 Months Ended
Mar. 31, 2013
Mineral Property Interests Tables
Capitalized mineral property acquisition costs
	March 31,	December 31,
	2013	2012

USA
Ann Mason	$49,689,039	$55,752,523
Empirical	970,602	990,797
Other	296,101	302,262
Total USA	50,955,742	57,045,582

AUSTRALIA
Blue Rose JV	559,697	571,342
Total Australia	559,697	571,342

Total all locations	$51,515,439	$57,616,924

Exploration costs expensed
	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012

US	$941,031	$2,869,631
Mongolia	529,834	567,521
Other	132,925	178,835

Total all locations	$1,603,790	$3,615,987